Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	$ 27,608	$ 26,302	$ 30,468
Short-term borrowings, interest rate, at year end	0.52%	0.57%	0.89%
Short-term borrowings, average for the year	27,683	28,549	30,703
Short-term borrowings, interest rate, average for the year	1.29%	1.57%	1.75%
Federal funds purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	594	950	1,036
Short-term borrowings, interest rate, at year end	0.11%	0.11%	0.11%
Short-term borrowings, average for the year	1,879	1,338	968
Short-term borrowings, interest rate, average for the year	9.72%	15.32%	22.61%
Short-term borrowings maximum month end balance	3,569	2,467	1,172
Securities sold under agreements to repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	2,057	3,388	6,986
Short-term borrowings, interest rate, at year end	5.34%	3.26%	3.35%
Short-term borrowings, average for the year	2,403	4,942	7,483
Short-term borrowings, interest rate, average for the year	4.65%	3.52%	3.22%
Short-term borrowings maximum month end balance	3,121	5,922	9,071
Commercial paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	19,400	16,202	15,973
Short-term borrowings, interest rate, at year end	0.11%	0.12%	0.12%
Short-term borrowings, average for the year	17,467	15,806	15,204
Short-term borrowings, interest rate, average for the year	0.12%	0.14%	0.15%
Short-term borrowings maximum month end balance	19,400	17,385	16,768
Other short term borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	5,557	5,762	6,473
Short-term borrowings, interest rate, at year end	0.19%	0.29%	0.26%
Short-term borrowings, average for the year	5,934	6,463	7,048
Short-term borrowings, interest rate, average for the year	0.72%	0.72%	0.77%
Short-term borrowings maximum month end balance	$ 6,301	$ 7,443	$ 7,514